Subsequent Events - Additional Information (Details)										1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Jul. 27, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Jun. 15, 2023 USD ($)	May 22, 2023 USD ($)	Apr. 06, 2023 USD ($)	Apr. 01, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 18, 2023 USD ($)	Nov. 14, 2022 shares	Jul. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 02, 2023 shares	Mar. 21, 2023 USD ($)	Feb. 08, 2023 USD ($)	Nov. 12, 2022 USD ($)	May 31, 2022 USD ($)	May 17, 2022 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Number of ordinary shares re-issued												13,417,826			13,417,826				12,487,438	185,959,043
Number of ordinary warrants exercised															25,307				171,730	10,000
Exercise price of warrant | $ / shares																			$ 1.07
Exchange of common stock, value | $												$ 202,000		$ 300,000	$ 202,000	$ 385,000			$ 130,000
Proceeds from convertible notes | $																4,000,000			4,000,000
Principal amount | $												$ 15,000,000			15,000,000
Amount of property tax, interest and penalties related to lien | $															200,000				$ 200,000
Class of warrant or right, outstanding																			103,368,810	99,547,276
Debt Instrument, Maturity Date							Jan. 31, 2025
Share-based payment arrangement expense | $															$ 2,798,000	9,991,000			$ 12,452,000	$ 3,191,000
Southern Airways Corporation
Subsequent Event [Line Items]
Number of ordinary shares re-issued												373,935			373,935				364,841	336,914
Outstanding principal | $												$ 22,182,000			$ 22,182,000				$ 24,445,000	$ 4,015,000
Exchange of common stock, value | $														$ 1,104,000		1,104,000			$ 1,290,000
Class of warrant or right, outstanding																			9,918
Revenue from jet charter business | $																36,355,000	$ 24,636,000		$ 80,716,000	57,679,000
Repayments of related party debt | $															407,000	$ 347,000			699,000	450,000
Share-based payment arrangement expense | $																			0	220,000
Southern Airways Corporation | Restricted Stock
Subsequent Event [Line Items]
Share-based payment arrangement expense | $																			0	0
Southern Airways Corporation | Jet Charter Operations
Subsequent Event [Line Items]
Revenue from jet charter business | $																			$ 2,300,000
Southern Airways Corporation | Exercise of Warrants Tranche One
Subsequent Event [Line Items]
Number of preferred warrants converted																			4,960
Class of warrant or right exercised during the period																			4,960
Class of warrant or right exercised during the period value | $																			$ 107,000
Southern Airways Corporation | Exercise of Warrants Tranche Two
Subsequent Event [Line Items]
Number of preferred warrants converted																			4,134
Class of warrant or right exercised during the period																			4,958
Southern Airways Corporation | Marianas
Subsequent Event [Line Items]
Deferred incentive income | $																			$ 735,000						$ 1,000,000
LamJam
Subsequent Event [Line Items]
Common stock discount percenatge			20.00%
Debt Instrument, Maturity Date			Jun. 15, 2025
LamJam | IPO
Subsequent Event [Line Items]
Common stock discount percenatge			35.00%
GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement
Subsequent Event [Line Items]
Share Purchase Agreement, cash consideration | $																										$ 400,000,000	$ 200,000,000
Share Purchase Agreement, commitment fee payable | $																										$ 8,000,000	$ 4,000,000
SAFE Notes
Subsequent Event [Line Items]
Outstanding principal | $																			500,000
Term Notes | Lam Ven
Subsequent Event [Line Items]
Outstanding principal | $												12,585,000			12,585,000				$ 4,500,000
Principal amount | $			$ 5,000,000	$ 4,600,000																				$ 4,500,000
Interest rate of term note			10.00%	10.00%
Debt Instrument, Maturity Date			Dec. 31, 2023	Dec. 31, 2023
Redeemable Convertible Preferred Shares
Subsequent Event [Line Items]
Price per share | $ / shares																			$ 3.4136
Temporary equity, liquidation preference | $												181,599,000			181,599,000				$ 178,608,000	153,094,000
Redeemable Convertible Preferred Shares | Southern Airways Corporation
Subsequent Event [Line Items]
Temporary equity, liquidation preference | $												$ 7,332,000			$ 7,332,000				$ 7,092,000	$ 6,627,000
Class B-6a Redeemable Convertible Preferred Shares
Subsequent Event [Line Items]
Price per share | $ / shares																			$ 0.53	$ 0.53
Temporary equity, liquidation preference | $																			$ 70,448,000	$ 47,295,000
Class B-5 Redeemable Convertible Preferred Shares
Subsequent Event [Line Items]
Price per share | $ / shares																			$ 0.38	$ 0.38
Temporary equity, liquidation preference | $																			$ 9,635,000	$ 7,273,000
Common Stock
Subsequent Event [Line Items]
Number of ordinary warrants exercised												25,307			25,307				171,730	10,000
Common stock discount percenatge							20.00%
Common Stock | Southern Airways Corporation
Subsequent Event [Line Items]
Exchange of common stock, share														23,450		23,450			27,155
Common Stock | IPO
Subsequent Event [Line Items]
Common stock discount percenatge							35.00%
Common Stock | Merger Agreement with Tuscan Holdings Corp II | Maximum
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination									635,000
Common Stock | Merger Agreement with Tuscan Holdings Corp II | Minimum
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination									600,000
Subsequent Event
Subsequent Event [Line Items]
Shares conversion ratio		22.4
Amount of property tax, interest and penalties related to lien | $													$ 200,000
Subsequent Event | Southern Airways Corporation
Subsequent Event [Line Items]
Class of warrant or right, outstanding											9,918		9,918
Subsequent Event | Southern Airways Corporation | Aircrafts
Subsequent Event [Line Items]
Finance lease, liability, to be paid, remainder of fiscal year | $										$ 2,300,000
Subsequent Event | Southern Airways Corporation | Revolving Credit Facility | Maximum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $																						$ 5,000,000
Subsequent Event | Southern Airways Corporation | Revolving Credit Facility | Minimum
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $																						$ 2,000,000
Subsequent Event | Southern Airways Corporation | Exercise of Warrants Tranche One
Subsequent Event [Line Items]
Number of preferred warrants converted											4,960		4,960
Class of warrant or right exercised during the period											4,960
Class of warrant or right exercised during the period value | $											$ 107,000
Subsequent Event | Southern Airways Corporation | Exercise of Warrants Tranche Two
Subsequent Event [Line Items]
Number of preferred warrants converted											4,134		4,134
Class of warrant or right exercised during the period											4,958
Subsequent Event | Southern Airways Corporation | Marianas
Subsequent Event [Line Items]
Deferred incentive income | $											$ 645,000		$ 645,000
Subsequent Event | GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement
Subsequent Event [Line Items]
Number of ordinary shares re-issued																					1,300,000
Share Purchase Agreement, cash consideration | $																							$ 400,000,000
Share Purchase Agreement, commitment fee payable | $																							$ 8,000,000
Subsequent Event | Makani Kai | Southern Airways Corporation
Subsequent Event [Line Items]
Repayments of related party debt | $										$ 100,000
Subsequent Event | GEM Purchase Agreement
Subsequent Event [Line Items]
Price per share | $ / shares	$ 25
Exchange of common stock, value | $	$ 25,000,000
Exchange of common stock, share	1,000,000
Subsequent Event | Convertible Note Purchase Agreement
Subsequent Event [Line Items]
Price per share | $ / shares	$ 5
Exchange of common stock, share	1,333,333
Proceeds from convertible notes | $	$ 8,000,000
Subsequent Event | SAFE Notes
Subsequent Event [Line Items]
Outstanding principal | $	$ 56,437,414
Percentage of contractual discount on share settlements	35.00%
Price per share | $ / shares	$ 5
Principal amount | $							$ 300,000
Common stock discount percenatge							20.00%
Subsequent Event | SAFE Notes | IPO
Subsequent Event [Line Items]
Common stock discount percenatge							35.00%
Subsequent Event | Term Notes | Lam Ven
Subsequent Event [Line Items]
Principal amount | $						$ 3,400,000		$ 1,000,000
Proceeds from Issuance of Long-Term Debt | $						$ 3,400,000		$ 400,000										$ 600,000
Interest rate of term note						10.00%		8.25%
Debt Instrument, Maturity Date						Dec. 31, 2023		Dec. 31, 2023
Subsequent Event | Term Notes | LamJam
Subsequent Event [Line Items]
Principal amount | $								$ 1,700,000
Proceeds from Issuance of Long-Term Debt | $						$ 3,500,000		$ 1,700,000										$ 3,500,000
Interest rate of term note						10.00%		8.25%
Debt Instrument, Maturity Date						Dec. 31, 2023		Dec. 31, 2023
Subsequent Event | Promissory Note | SkyWest Leasing Inc | Southern Airways Corporation
Subsequent Event [Line Items]
Principal amount | $					$ 2,700,000
Debt instrument interest rate during period					9.00%
Debt instrument, payment terms					payable as a fixed monthly amount commencing on May 6, 2023, and continuing through the maturity date of November 6, 2024.
Debt Instrument, Maturity Date					Nov. 06, 2024
Debt instrument, periodic payment terms, balloon payment to be paid | $					$ 2,300,000
Subsequent Event | Southern Acquisition
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination	16,249,963
Aggregate merger consideration | $	$ 81,250,000
Business acquisition, share price | $ / shares	$ 5
Subsequent Event | Southern Acquisition | Southern Airways Corporation
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination										16,249,963
Aggregate merger consideration | $										$ 81,250,000
Business acquisition, share price | $ / shares										$ 5
Subsequent Event | SAM Acquisition | Southern Airways Corporation
Subsequent Event [Line Items]
Stock redeemed or called during period, shares										162,589
Temporary equity, accretion to redemption value | $										$ 3,600,000
Temporary equity, accretion of dividends | $										2,100,000
Temporary equity, liquidation preference | $										$ 7,200,000
Conversion of stock, shares converted										1,441,023
Subsequent Event | SAM Acquisition | Southern Airways Corporation | Restricted Stock
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period										48,600
Share-based payment arrangement expense | $										$ 1,600,000
Subsequent Event | SAM Acquisition | Notes Payable | Southern Airways Corporation
Subsequent Event [Line Items]
Debt instrument interest rate during period										5.72%
Long-term debt, maturity, remainder of fiscal year | $										$ 800,000
Subsequent Event | SAM Acquisition | Clarus Promissory Note | Southern Airways Corporation
Subsequent Event [Line Items]
Debt instrument interest rate during period										8.66%
Subsequent Event | 2017 Convertible Notes | SAM Stock.
Subsequent Event [Line Items]
Number of ordinary warrants exercised		142,102
Subsequent Event | Class B-6a Redeemable Convertible Preferred Shares | 2020 Convertible Note
Subsequent Event [Line Items]
Conversion of convertible notes to convertible preferred shares | $		$ 732,480
Conversion of convertible notes to convertible preferred shares, (in Shares)		1,383,342
Subsequent Event | Class B-5 Redeemable Convertible Preferred Shares | 2017 Convertible Notes
Subsequent Event [Line Items]
Number of ordinary shares cancelled		1,421,539
Number of ordinary shares re-issued		1,421,539
Exercise price of warrant | $ / shares		$ 0.01
Conversion of convertible notes to convertible preferred shares | $		$ 12,206,936
Conversion of convertible notes to convertible preferred shares, (in Shares)		31,842,733
Ordinary warrants issued		3,212,347
Subsequent Event | Class B-5 Redeemable Convertible Preferred Shares | 2017 Convertible Notes | SAM Stock.
Subsequent Event [Line Items]
Number of ordinary shares re-issued		142,102
Subsequent Event | Common Stock | GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement
Subsequent Event [Line Items]
Number of common stock issued	1,300,000
Subsequent Event | Common Stock | GEM Purchase Agreement
Subsequent Event [Line Items]
Number of common stock issued	1,300,000
Subsequent Event | Common Stock | SAFE Notes
Subsequent Event [Line Items]
Number of common stock issued	17,365,358
Subsequent Event | Common Stock | Merger Agreement with Tuscan Holdings Corp II
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination	635,000
Business acquisition, share price | $ / shares	$ 5
Contract termination expense | $	$ 3,175,000
Subsequent Event | Common Stock | Southern Acquisition
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination	16,250,000
Subsequent Event | Common Stock | Southern Acquisition | Southern Airways Corporation
Subsequent Event [Line Items]
Equity instruments to be issued as part of business combination										16,250,000
Subsequent Event | Common Stock | 2020 Convertible Note
Subsequent Event [Line Items]
Number of ordinary shares cancelled		61,756
Number of ordinary shares re-issued		61,756
Subsequent Event | Warrants
Subsequent Event [Line Items]
Shares conversion ratio		22.4
Exercise price of warrant | $ / shares		$ 38.23
Warrants reissued		120,934
Subsequent Event | Class B-2, B-3, and B-4 Preferred Warrants
Subsequent Event [Line Items]
Number of preferred warrants converted		2,708,961
Exercise price of warrant | $ / shares		$ 1.71
Subsequent Event | SAGL Merger Sub Inc
Subsequent Event [Line Items]
Number of share options converted		1,743,735
Number of share options re-issued		1,743,735
Subsequent Event | SAGL Merger Sub Inc | Redeemable Convertible Preferred Shares
Subsequent Event [Line Items]
Shares conversion ratio		22.4
Number of ordinary shares cancelled		234,856,003
Number of ordinary shares re-issued		10,484,579
Subsequent Event | SAGL Merger Sub Inc | Class B-6s Convertible Preferred Shares
Subsequent Event [Line Items]
Shares conversion ratio		22.4
Number of ordinary shares cancelled		83,819,163
Number of ordinary shares re-issued		3,741,904
Subsequent Event | SAGL Merger Sub Inc | Common Stock
Subsequent Event [Line Items]
Number of ordinary shares cancelled		13,417,826
Number of ordinary shares re-issued		13,417,826
Subsequent Event | SAGL Merger Sub Inc | Warrants
Subsequent Event [Line Items]
Number of ordinary shares re-issued		3,663,900
Number of ordinary warrants exercised		3,701,255